Investments - Changes in Non-Marketable Investments Not Accounted for Under the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Securities Without Readily Determinable Fair Value [Roll Forward]
Balance at beginning of year	$ 5,329	$ 3,945
Impairments	(4,158)	0
Cash investments in equity securities, net	491	52
Shares received in exchange for services performed	2,604	1,475
Foreign currency translation adjustments	169	(143)
Balance at end of year	$ 4,435	$ 5,329